FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Derivative assets	$ 871	$ 3,486
Total financial assets	871	3,486
Liabilities:
Derivative liabilities	153
Convertible bonds	15,453	25,353
Total financial liabilities	15,606	25,353
Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Derivative liabilities
Convertible bonds	15,453	25,353
Total financial liabilities	15,453	25,353
Level 2 [Member]
Assets:
Derivative assets	871	3,486
Total financial assets	871	3,486
Liabilities:
Derivative liabilities	153
Convertible bonds
Total financial liabilities	153
Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Derivative liabilities
Convertible bonds
Total financial liabilities